Note 5 - Related Party Transactions	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.
Related Party Transactions

Details of the Company's transactions with related parties did not
change in the
nine
-month period ended
September 30, 2020
and are discussed in Note
7
of the Company's consolidated financial statements for the year ended
December 31, 2019,
included in the
2019
Annual Report.

The Company's vessel owning companies are parties to management agreements with the Management Company which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro
685
for both the
nine
-month periods ended
September 30, 2019
and
2020
under the Company's Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to
$2,496,070
and
$4,048,805
in the
nine
-month periods ended
September 30, 2019
and
2020,
respectively.
The MMA was further renewed on
January 1, 2018
for an additional
five
-year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euro
685
for the year
2020
and
may
be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company's subsidiaries. For the nine
months ended
September 30, 2019
and
2020,
compensation paid to the Management Company for such additional services to the Company was
$937,500
and
$1,500,000,
respectively. This amount is included in “General and administrative expenses”
in the unaudited condensed consolidated statements of operations
.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of
December 31, 2019
and
June 30, 2020
the amount due to related company was
$795,562
and
$328,133,
respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commissions on vessel sales amounted to
$80,161
for the sale of M/V Manolis P., M/V Kuo Hsiung,and M/V EM Oinousses, during the nine
months ended
September 30, 2020.
This amount is included in “Net gain on sale of vessels”
in the unaudited condensed consolidated statements of operations.
Commissions to Eurochart S.A. for chartering services were
$349,410
and
$539,357
for the
nine
-month periods ended
September 30, 2019
and
2020,
respectively. This amount is included in “Commissions”
in the unaudited condensed consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$34,743
and
$78,919
in the
first
nine
months of
2019,
respectively. In the
first
nine
months of
2020,
total fees charged by Sentinel and Technomar were
$106,699
and
$161,845,
respectively. These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of operations.

On
September 30, 2019,
the Company reached an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company's Chief Executive Officer, to draw a
$2.5
million loan to finance the special survey and Water Ballast Treatment system installation on the M/V “Akinada Bridge”. The first
repayment instalment was paid on
May 15, 2020
and the remaining
three
instalments, which were payable on a quarterly basis, were rescheduled to be paid at the maturity of the loan in
November 2020.
On
November 1, 2019,
the Company entered into a
second
agreement with Colby Trading Ltd., to draw another
$2.5
million loan to finance working capital needs. There are
no
principal repayments until
December 31, 2020,
when the loan matures. The interest rate applied on both agreements is
8%
per annum and amounted to
$287,672
for the
nine
-month period ended
September 30, 2020.
Interest on the loans is payable quarterly. Under certain circumstances, the Company can pay principal in equity, and the loans are convertible in common stock of the Company at the option of the lender at certain times.